Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4)	TSR (5)	Peer Group TSR (5)	Net Income (in thousands)	Revenues (in thousands) (6)
2023	$4,313,225	$(1,556,023)	$1,334,526	$(141,325)	$16	$81	$(68,661)	$1,126,816
2022	$4,384,699	$(3,626,017)	$1,933,616	$(1,179,380)	$35	$68	$(105,393)	$1,296,238
2021	$8,437,724	$26,208,809	$4,001,953	$8,898,289	$91	$96	$(575)	$1,069,945

Company Selected Measure Name	revenues
Named Executive Officers, Footnote
(1) Guo Xiao was our PEO for the applicable fiscal years.
(4) The names of each of our non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Erin Cummins, Ramona Mateiu, Christopher Murphy, Rebecca Parsons and Sudhir Tiwari; (ii) for fiscal year 2022, Erin Cummins, Sai Mandapaty, Christopher Murphy and Rebecca Parsons; and (iii) for fiscal year 2021, Christopher Murphy and Rebecca Parsons.

PEO Total Compensation Amount	$ 4,313,225	$ 4,384,699	$ 8,437,724
PEO Actually Paid Compensation Amount	$ (1,556,023)	(3,626,017)	26,208,809
Adjustment To PEO Compensation, Footnote
(2) The amounts in the following table represent the amounts added to or deducted from the equity award values for the PEO and non-PEO NEOs for the applicable year to compute the "Compensation Actually Paid" amounts shown in this column:

	2023		2022		2021
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Summary Compensation Table Total	$4,313,225	$1,334,526	$4,384,699	$1,933,616	$8,437,724	$4,001,953
SCT Stock Awards amount	(3,624,632)	(822,884)	(3,419,708)	(1,214,671)	(6,743,541)	(2,729,679)
Change in fair value of outstanding equity awards in applicable year	(1,699,126)	(487,663)	(1,580,549)	(765,371)	1,625,494	753,449
Change in fair value of equity awards vested in applicable year	(545,490)	(165,304)	(3,010,459)	(1,132,953)	22,889,132	6,872,566
Compensation Actually Paid	$(1,556,023)	$(141,325)	$(3,626,017)	$(1,179,380)	$26,208,809	$8,898,289
(3) The fair value of stock awards and stock options included in the Compensation Actually Paid ("CAP") amounts is calculated as of the required measurement date, consistent with the methodology and assumptions used to value the awards and disclosed at the grant date, as described in Thoughtworks' Annual Report. Any changes to stock award fair values from the grant date, for current year grants, and from prior year-end, for prior year grants, are based on Thoughtworks' stock price on the respective measurement dates. Any changes to stock option and market-based PSU fair values are based upon pricing models for changes in stock price, expected term, volatility and risk-free-rate assumptions on the respective measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 1,334,526	1,933,616	4,001,953
Non-PEO NEO Average Compensation Actually Paid Amount	$ (141,325)	(1,179,380)	8,898,289
Adjustment to Non-PEO NEO Compensation Footnote
(2) The amounts in the following table represent the amounts added to or deducted from the equity award values for the PEO and non-PEO NEOs for the applicable year to compute the "Compensation Actually Paid" amounts shown in this column:

	2023		2022		2021
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Summary Compensation Table Total	$4,313,225	$1,334,526	$4,384,699	$1,933,616	$8,437,724	$4,001,953
SCT Stock Awards amount	(3,624,632)	(822,884)	(3,419,708)	(1,214,671)	(6,743,541)	(2,729,679)
Change in fair value of outstanding equity awards in applicable year	(1,699,126)	(487,663)	(1,580,549)	(765,371)	1,625,494	753,449
Change in fair value of equity awards vested in applicable year	(545,490)	(165,304)	(3,010,459)	(1,132,953)	22,889,132	6,872,566
Compensation Actually Paid	$(1,556,023)	$(141,325)	$(3,626,017)	$(1,179,380)	$26,208,809	$8,898,289
(3) The fair value of stock awards and stock options included in the Compensation Actually Paid ("CAP") amounts is calculated as of the required measurement date, consistent with the methodology and assumptions used to value the awards and disclosed at the grant date, as described in Thoughtworks' Annual Report. Any changes to stock award fair values from the grant date, for current year grants, and from prior year-end, for prior year grants, are based on Thoughtworks' stock price on the respective measurement dates. Any changes to stock option and market-based PSU fair values are based upon pricing models for changes in stock price, expected term, volatility and risk-free-rate assumptions on the respective measurement dates.

Compensation Actually Paid vs. Total Shareholder Return	The following graph compares the compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs with TSR (in ones):
Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs with our net income (in ones, except that net income is in thousands):

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs with our revenues (in ones, except that revenues are in thousands):

Tabular List, Table

Most Important Performance Measures
Relative Total Shareholder Return
Adjusted NOI Margin
Revenues
Adjusted EBITDA
Utilization

Total Shareholder Return Amount	$ 16	35	91
Peer Group Total Shareholder Return Amount	81	68	96
Net Income (Loss)	$ (68,661,000)	$ (105,393,000)	$ (575,000)
Company Selected Measure Amount	1,126,816,000	1,296,238,000	1,069,945,000
PEO Name	Guo Xiao
Additional 402(v) Disclosure
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive "compensation actually paid" and our financial performance for each of the last three completed calendar years. Our CEO is the principal executive officer ("PEO"). The table below summarizes compensation of our PEO and other NEOs for the fiscal years ending on December 31, 2023, 2022 and 2021, including the values previously reported in our Summary Compensation Table ("SCT"), as well as the adjusted values required in this section to show compensation actually paid. It also shows our total shareholder return ("TSR"), our net income and our financial performance measure for compensatory purposes, revenues.
(6) We selected Revenues as our third metric as we believe it provides a good indicator of the financial health of the Company and our business, in addition to being a measure clearly distinct from TSR and Net Income. In line with this, the Company has linked Revenues to certain elements of our NEO's compensation, specifically the ABP, because of its importance to our overall short and long-term goals.
Compensation for our PEO and other Non-PEO NEOs is determined by a number of factors, as shown in the Elements of Compensation section of the Compensation Discussion and Analysis. Achievement of annual revenue ("Revenue") and adjusted net operating income margin ("Adjusted NOI Margin") targets determines our ABP payouts as approved by the Board. In addition, achievement of TSR and Adjusted EBITDA annual targets determines the level of payout for PSU awards. These elements combined seek to align our PEO and Non-PEO NEOs' compensation with the short- and long-term strategic growth and profitability goals of the Company.
The following table lists the most important financial performance measures we use to link the CAP to our performance for fiscal year 2023. The performance measures included in this table are not ranked by relative importance.

Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description	(5) Our common stock began trading on Nasdaq Global Select Market on September 15, 2021. Therefore, the TSR is calculated using a start date of September 15, 2021 for each respective year. The peer group used for the TSR calculation is the same peer group used by the Compensation and Talent Committee for purposes of disclosing our executive compensation benchmarking practices, as described in the Compensation Discussion and Analysis above.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted NOI Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Utilization
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,624,632)	$ (3,419,708)	$ (6,743,541)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,699,126)	(1,580,549)	1,625,494
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(545,490)	(3,010,459)	22,889,132
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(822,884)	(1,214,671)	(2,729,679)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,663)	(765,371)	753,449
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (165,304)	$ (1,132,953)	$ 6,872,566